STOCK-BASED COMPENSATION - LTIP Awards Vested and Expected to Vest and Exercisable (Q3) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stock Options and Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest and expected to vest (in shares)	36,868	6,083
Options vested and expected to vest (in dollars per share)	$ 19.61	$ 109.31	[1]
Options vested and expected to vest, aggregate intrinsic value	$ 403,105	$ 246,000
Options vested and expected to vest, weighted average remaining contractual term	6 years 8 months 12 days	6 years 1 month 6 days	[2]
Options exercisable (in shares)	16,173	3,333
Options exercisable (in dollars per share)	$ 16.97	$ 98.4	[1]
Options exercisable, aggregate intrinsic value	$ 219,447	$ 171,000
Options exercisable, weighted average remaining contractual term	4 years 2 months 12 days	4 years 3 months 18 days	[2]
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares vested and expected to vest (in shares)	6,291	1,006
Performance shares vested and expected to vest (in dollars per share)	$ 20.96	$ 0	[1]
Performance shares vested and expected to vest, aggregate intrinsic value	$ 192,116	$ 151,000
Performance shares vested and expected to vest, weighted average remaining contractual term	1 year 9 months 18 days	1 year 8 months 12 days	[2]

[1]	Weighted-average exercise price per share
[2]	Weighted-average contractual remaining term in years